Investment Strategy	Aug. 18, 2025
VistaShares ACKtivist Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares ACKtivist Select Index (the “Index”). The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of Pershing Square Capital Management (“Pershing Square”), an investment management firm founded by William Ackman, recognized for its activist investment approach and a portfolio strategy characterized by high-conviction, concentrated equity positions While the Fund is actively managed, it generally seeks to track the composition and performance of the Index. The Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”), uses investment discretion: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Pershing Square. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund invests directly or indirectly in the equity securities that make up the Index (“Underlying Securities”). The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within Pershing Square’s portfolio, as publicly disclosed in its most recent most recent 13F filing, which generally will reflect Pershing Square’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 10 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in Pershing Square’s portfolio, as publicly disclosed in its most recent 13F filing. If the Pershing Square’s portfolio exceeds 20 eligible securities, the weight of excluded holdings is proportionally redistributed among the selected constituents.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Pershing Square. VistaShares will select these securities. In these instances, the Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is currently concentrated in each of the Ground Transportation industry and the Hotels, Restaurants, & Leisure industry. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

None of the Fund, Tidal Trust III (the “Trust”), the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of the Index or Pershing Square.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH PERSHING SQUARE CAPITAL MANAGEMENT.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by Pershing Square Capital Management. Moreover, Pershing Square Capital Management did not participate in the development of the Fund’s investment strategy. Pershing Square Capital Management does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Pershing Square Capital Management does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Pershing Square Capital Management.

An investment in the Fund is NOT an investment in any security of Pershing Square Capital Management. Pershing Square is the exclusive trademark of Pershing Square Capital Management, L.P. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Target 15 ACKtivist Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income, and secondarily, long term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares ACKtivist Select Index (the “Index Strategy”); and (2) generating income through an options portfolio (the “Income Strategies”). Primarily through the Fund’s Income Strategies, the Fund seeks to achieve an annual income target of 15%.

While the Fund is actively managed, its Index Strategy generally seeks to track the composition and performance of the BITA VistaShares ACKtivist Select Index (the “Index”) and its Income Strategies use options strategies applied to the same portfolio of equity securities included in the Index (“Underlying Securities”). The Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”), uses investment discretion when implementing the Fund’s Income Strategies and with respect to the Fund’s Index Strategy: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Pershing Square. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund’s strategies are overseen by the Adviser and VistaShares.

Index Strategy

The Fund invests directly or indirectly in the Underlying Securities that make up the Index . The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of Pershing Square Capital Management (“Pershing Square”), an investment management firm founded by William Ackman, recognized for its activist investment approach and a portfolio strategy characterized by high-conviction, concentrated equity positions.

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within Pershing Square’s portfolio, as publicly disclosed in its most recent most recent 13F filing, which generally will reflect Pershing Square’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 10 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in Pershing Square’s portfolio, as publicly disclosed in its most recent 13F filing. If the Pershing Square’s portfolio exceeds 20 eligible securities, the weight of excluded holdings is proportionally redistributed among the selected constituents.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements or to enable the Fund to meet its income target, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Pershing Square. In these cases, VistaShares will select these securities. The Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations or to enable the Fund to meet its income target.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Income Strategies

The Fund seeks to generate income primarily through the use of options strategies involving options contracts on certain or all of its Underlying Securities. These strategies are expected to derive the majority of the Fund’s yield, with the Fund aiming to achieve an annual income target of 15% (the “Annual 15% Target”).

The Fund earns income by collecting premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. The Adviser employs different options strategies based on its market outlook, selecting one or a combination of strategies it believes will achieve the Fund’s income target, while also allowing for potential capital appreciation (growth in asset value). The Adviser also evaluates the performance of the Underlying Securities when choosing which options strategies to deploy.

The specific options strategies the Fund employs may alter its overall risk and return profile, affecting volatility, income, potential for capital appreciation, and the preservation of capital. For instance, by writing covered calls (selling call options on securities already held by the Fund), the Fund may limit its potential gains in exchange for premium income.

Premiums received from selling options are influenced by market volatility, with higher levels of volatility generally leading to higher premiums. As such, the Adviser carefully monitors market conditions to determine when and which options strategies to implement, with a focus on enhancing the Fund’s income generation. Through the active management of its options positions, the Adviser seeks to optimize the Fund’s ability to generate consistent income. For additional information about options and options strategies, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate income at the Annual 15% Target, which is not dependent on the value of the Underlying Securities.

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. The Fund’s investments will be concentrated in an industry or group of industries to approximately the same extent as the Index is so concentrated. As of the date of this Prospectus, the Index is currently concentrated in each of the Ground Transportation industry and the Hotels, Restaurants, & Leisure industry. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

None of the Fund, Tidal Trust III (the “Trust”), the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of the Index or Pershing Square.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH PERSHING SQUARE CAPITAL MANAGEMENT.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by Pershing Square Capital Management. Moreover, Pershing Square Capital Management did not participate in the development of the Fund’s investment strategy. Pershing Square Capital Management does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Pershing Square Capital Management does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Pershing Square Capital Management.

An investment in the Fund is NOT an investment in any security of Pershing Square Capital Management. Pershing Square is the exclusive trademark of Pershing Square Capital Management, L.P. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares BigShort Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares BigShort Select Index (the “Index”) as described below. The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within publicly disclosed investment portfolio of Scion Asset Management (“Scion”), a private investment firm led by Michael Burry, noted for its contrarian investment philosophy. While the Fund is actively managed, it generally seeks to track the composition and performance of the Index. The Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”), uses investment discretion: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Scion.

In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund invests directly or indirectly in the equity securities that make up the Index (“Underlying Securities”). The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within Scion’s portfolio, as publicly disclosed in its most recent most recent 13F filing, which generally will reflect Scion’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 7 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in Scion’s portfolio, as publicly disclosed in its most recent 13F filing. If the Scion’s portfolio exceeds 20 eligible securities, the weight of excluded holdings is proportionally redistributed among the selected constituents.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Scion. VistaShares will select these securities. In these instances, the Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is currently concentrated in the Semiconductors & Semiconductor Equipment industry. The Fund’s U.S.-listed equity securities may include securities of foreign issuers, including those from emerging markets, listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

None of the Fund, Tidal Trust III (the “Trust”), the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of the Index or Scion.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH SCION ASSET MANAGEMENT.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by Scion Asset Management. Moreover, Scion Asset Management did not participate in the development of the Fund’s investment strategy. Scion Asset Management does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Scion Asset Management does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Scion Asset Management.

An investment in the Fund is NOT an investment in any security of Scion Asset Management. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Target 15 BigShort Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income, and secondarily, long term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares BigShort Select Index (the “Index Strategy”); and (2) generating income through an options portfolio (the “Income Strategies”). Primarily through the Fund’s Income Strategies, the Fund seeks to achieve an annual income target of 15%.

While the Fund is actively managed, its Index Strategy generally seeks to track the composition and performance of the BITA VistaShares BigShort Select Index (the “Index”) and its Income Strategies use options strategies applied to the same portfolio of equity securities included in the Index (“Underlying Securities”). The Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”), uses investment discretion when implementing the Fund’s Income Strategies and with respect to the Fund’s Index Strategy: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Scion. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund’s strategies are overseen by the Adviser and VistaShares.

Index Strategy

The Fund invests directly or indirectly in the Underlying Securities that make up the Index . The Index includes the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within the publicly disclosed investment portfolio of Scion Asset Management (“Scion”), a private investment firm led by Michael Burry, noted for its contrarian investment philosophy.

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within Scion’s portfolio, as publicly disclosed in its most recent most recent 13F filing, which generally will reflect Scion’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of between 7 and 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in Scion’s portfolio, as publicly disclosed in its most recent 13F filing. If the Scion’s portfolio exceeds 20 eligible securities, the weight of excluded holdings is proportionally redistributed among the selected constituents.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements or to enable the Fund to meet its income target, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Scion. In these cases, VistaShares will select these securities. The Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations or to enable the Fund to meet its income target.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Income Strategies

The Fund seeks to generate income primarily through the use of options strategies involving options contracts on certain or all of its Underlying Securities. These strategies are expected to derive the majority of the Fund’s yield, with the Fund aiming to achieve an annual income target of 15% (the “Annual 15% Target”).

The Fund earns income by collecting premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. The Adviser employs different options strategies based on its market outlook, selecting one or a combination of strategies it believes will achieve the Fund’s income target, while also allowing for potential capital appreciation (growth in asset value). The Adviser also evaluates the performance of the Underlying Securities when choosing which options strategies to deploy.

The specific options strategies the Fund employs may alter its overall risk and return profile, affecting volatility, income, potential for capital appreciation, and the preservation of capital. For instance, by writing covered calls (selling call options on securities already held by the Fund), the Fund may limit its potential gains in exchange for premium income.

Premiums received from selling options are influenced by market volatility, with higher levels of volatility generally leading to higher premiums. As such, the Adviser carefully monitors market conditions to determine when and which options strategies to implement, with a focus on enhancing the Fund’s income generation. Through the active management of its options positions, the Adviser seeks to optimize the Fund’s ability to generate consistent income. For additional information about options and options strategies, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate income at the Annual 15% Target, which is not dependent on the value of the Underlying Securities.

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. The Fund’s investments will be concentrated in an industry or group of industries to approximately the same extent as the Index is so concentrated. As of the date of this Prospectus, the Index is currently concentrated in the Semiconductors & Semiconductor Equipment industry. The Fund’s U.S.-listed equity securities may include securities of foreign issuers, including those from emerging markets, listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

None of the Fund, Tidal Trust III (the “Trust”), the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of the Index or Scion.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH SCION ASSET MANAGEMENT.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by Scion Asset Management. Moreover, Scion Asset Management did not participate in the development of the Fund’s investment strategy. Scion Asset Management does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Scion Asset Management does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Scion Asset Management.

An investment in the Fund is NOT an investment in any security of Scion Asset Management. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares DRUKMacro Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares DRUKMacro Select Index (the “Index”). The Index includes the top 20 U.S.-listed equity securities, as measured by their weight within publicly disclosed investment portfolio of the Duquesne Family Office (“Duquesne”), a private investment firm of Stanley Druckenmiller, employing a discretionary global macroeconomic strategy. While the Fund is actively managed, it generally seeks to track the composition and performance of the Index. The Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”), uses investment discretion: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Duquesne.

In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund invests directly or indirectly in the equity securities that make up the Index (“Underlying Securities”). The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, as measured by their weight within Duquesne’s portfolio, as publicly disclosed in its most recent most recent 13F filing, which generally will reflect Duquesne’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in Duquesne’s portfolio, as publicly disclosed in its most recent 13F filing. If Duquesne’s portfolio exceeds 20 eligible securities, the weight of excluded holdings is proportionally redistributed among the selected constituents.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Duquesne. VistaShares will select these securities. In these instances, the Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not currently concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers, including those from emerging markets, listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

None of the Fund, Tidal Trust III (the “Trust”), the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of the Index or Duquesne.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH THE DUQUESNE FAMILY OFFICE.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by the Duquesne Family Office. Moreover, the Duquesne Family Office did not participate in the development of the Fund’s investment strategy. The Duquesne Family Office does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. The Duquesne Family Office does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Duquesne Family Office.

An investment in the Fund is NOT an investment in any security of the Duquesne Family Office. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Target 15 DRUKMacro Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income, and secondarily, long term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities based on the BITA VistaShares DRUKMacro Select Index (the “Index Strategy”); and (2) generating income through an options portfolio (the “Income Strategies”). Primarily through the Fund’s Income Strategies, the Fund seeks to achieve an annual income target of 15%.

While the Fund is actively managed, its Index Strategy generally seeks to track the composition and performance of the BITA VistaShares DRUKMacro Select Index (the “Index”) and its Income Strategies use options strategies applied to the same portfolio of equity securities included in the Index (“Underlying Securities”). The Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”), uses investment discretion when implementing the Fund’s Income Strategies and with respect to the Fund’s Index Strategy: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Duquesne. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund’s strategies are overseen by the Adviser and VistaShares.

Index Strategy

The Fund invests directly or indirectly in the Underlying Securities that make up the Index . The Index includes the top 20 U.S.-listed equity securities, as measured by their weight within the publicly disclosed investment portfolio of the Duquesne Family Office (“Duquesne”), a private investment firm of Stanley Druckenmiller, employing a discretionary global macroeconomic strategy.

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, as measured by their weight within Duquesne’s portfolio, as publicly disclosed in its most recent most recent 13F filing, which generally will reflect Duquesne’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index is generally expected to be comprised of 20 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place at the close of business five business days before the first trading day of the rebalancing month. On each Selection Day, Index constituents are weighted based on their allocation in Duquesne’s portfolio, as publicly disclosed in its most recent 13F filing. If Duquesne’s portfolio exceeds 20 eligible securities, the weight of excluded holdings is proportionally redistributed among the selected constituents.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements or to enable the Fund to meet its income target, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Duquesne. In these cases, VistaShares will select these securities. The Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations or to enable the Fund to meet its income target.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Income Strategies

The Fund seeks to generate income primarily through the use of options strategies involving options contracts on certain or all of its Underlying Securities. These strategies are expected to derive the majority of the Fund’s yield, with the Fund aiming to achieve an annual income target of 15% (the “Annual 15% Target”).

The Fund earns income by collecting premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. The Adviser employs different options strategies based on its market outlook, selecting one or a combination of strategies it believes will achieve the Fund’s income target, while also allowing for potential capital appreciation (growth in asset value). The Adviser also evaluates the performance of the Underlying Securities when choosing which options strategies to deploy.

The specific options strategies the Fund employs may alter its overall risk and return profile, affecting volatility, income, potential for capital appreciation, and the preservation of capital. For instance, by writing covered calls (selling call options on securities already held by the Fund), the Fund may limit its potential gains in exchange for premium income.

Premiums received from selling options are influenced by market volatility, with higher levels of volatility generally leading to higher premiums. As such, the Adviser carefully monitors market conditions to determine when and which options strategies to implement, with a focus on enhancing the Fund’s income generation. Through the active management of its options positions, the Adviser seeks to optimize the Fund’s ability to generate consistent income. For additional information about options and options strategies, please the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate income at the Annual 15% Target, which is not dependent on the value of the Underlying Securities.

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. The Fund’s investments will be concentrated in an industry or group of industries to approximately the same extent as the Index is so concentrated. As of the date of this Prospectus, the Index is not currently concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers, including those from emerging markets, listed in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

None of the Fund, Tidal Trust III (the “Trust”), the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of the Index or Duquesne.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH THE DUQUESNE FAMILY OFFICE.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by the Duquesne Family Office. Moreover, the Duquesne Family Office did not participate in the development of the Fund’s investment strategy. The Duquesne Family Office does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. The Duquesne Family Office does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Duquesne Family Office.

An investment in the Fund is NOT an investment in any security of the Duquesne Family Office. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Berkshire Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the Solactive VistaShares Berkshire Select Index (the “Index”). The Index includes publicly traded Class B shares of Berkshire Hathaway Inc. (“Berkshire Hathaway”) and the top 20 U.S.-listed equity securities, as measured by valuation, that are publicly-disclosed investments of Berkshire Hathaway, a multinational conglomerate led by Warren Buffett, known for its value-oriented, long-term investment philosophy. While the Fund is actively managed, it generally seeks to replicate the composition and performance of the Index. The Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”), uses investment discretion: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: (ii) to reallocate each Fund’s portfolio holdings more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Berkshire Hathaway.

In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund invests directly or indirectly in the equity securities that make up the Index (“Underlying Securities”). The Index is constructed by Solactive AG (the “Index Provider”) using a rules-based methodology. The Index includes a 10% allocation to the stock of Berkshire Hathaway (NYSE: BRK.B) and a 90% allocation to the top 20 U.S.-listed equity securities, as measured by valuation, that are publicly disclosed investments in Berkshire Hathaway’s 13F filings which generally will reflect Berkshire Hathaway’s holdings from the prior fiscal quarter. As a result, the Index is generally expected to be comprised of a total of 21 securities.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). On the determination date (each a “Selection Day”), the Index constituents are weighted based on a 10% allocation to the stock of Berkshire Hathaway (NYSE: BRK.B) and a 90% allocation to the top 20 U.S.-listed equity securities, as measured by valuation, that are publicly disclosed investments in Berkshire Hathaway’s 13F filings.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

If necessary to comply with regulatory requirements, the Fund may invest in securities not currently included in the Index, but which have been publicly disclosed as holdings by Berkshire Hathaway. VistaShares will select these securities. In these instances, the Fund anticipates that any investments of this nature will be limited and made only to the extent required to satisfy applicable regulatory obligations.

The Fund will primarily invest in large-capitalization securities, defined as those with a market capitalization exceeding $10 billion. The Fund may also allocate investments to mid-capitalization securities, which are defined as securities with a market capitalization between $2 billion and $10 billion.

Direct/Synthetic Investments: The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not currently concentrated in any industry or group of related industries. The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed, including those from emerging markets, in the U.S. via American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

None of the Fund, Tidal Trust III, the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of the Index or Berkshire Hathaway.

NONE OF THE FUND, THE TRUST, THE ADVISER, THE SUB-ADVISER, OR THE INDEX PROVIDER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH BERKSHIRE HATHAWAY.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by Berkshire Hathaway. Moreover, Berkshire Hathaway did not participate in the development of the Fund’s investment strategy. Berkshire Hathaway does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Berkshire Hathaway does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Berkshire Hathaway.

An investment in the Fund is NOT an investment in any security of Berkshire Hathaway. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.